LOANS FROM RELATED PARTIES (Details Narrative) - Varian Biopharmaceuticals [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Proceeds from loans payable	$ 864,438
Loans payable	547,907
Investor [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from loans payable	$ 526,511	$ 21,396